Average Annual Total Returns - Class A C S I N R T Shares - Janus Henderson Small Cap Value Fund	Class A Return Before Taxes 1 Year		Class A Return Before Taxes 5 Years		Class A Return Before Taxes 10 Years		Class A Return Before Taxes Inception Date	Class A Russell 2000® Value Index (reflects no deduction for expenses, fees, or taxes) 1 Year	Class A Russell 2000® Value Index (reflects no deduction for expenses, fees, or taxes) 5 Years	Class A Russell 2000® Value Index (reflects no deduction for expenses, fees, or taxes) 10 Years	Class C Return Before Taxes 1 Year		Class C Return Before Taxes 5 Years		Class C Return Before Taxes 10 Years		Class C Return Before Taxes Inception Date	Class C Russell 2000® Value Index (reflects no deduction for expenses, fees, or taxes) 1 Year	Class C Russell 2000® Value Index (reflects no deduction for expenses, fees, or taxes) 5 Years	Class C Russell 2000® Value Index (reflects no deduction for expenses, fees, or taxes) 10 Years	Class S Return Before Taxes 1 Year	Class S Return Before Taxes 5 Years	Class S Return Before Taxes 10 Years	Class S Return Before Taxes Inception Date	Class S Russell 2000® Value Index (reflects no deduction for expenses, fees, or taxes) 1 Year	Class S Russell 2000® Value Index (reflects no deduction for expenses, fees, or taxes) 5 Years	Class S Russell 2000® Value Index (reflects no deduction for expenses, fees, or taxes) 10 Years	Class I Return Before Taxes 1 Year	Class I Return Before Taxes 5 Years	Class I Return Before Taxes 10 Years	Class I Return Before Taxes Inception Date	Class I Russell 2000® Value Index (reflects no deduction for expenses, fees, or taxes) 1 Year	Class I Russell 2000® Value Index (reflects no deduction for expenses, fees, or taxes) 5 Years	Class I Russell 2000® Value Index (reflects no deduction for expenses, fees, or taxes) 10 Years	Class N Return Before Taxes 1 Year	Class N Return Before Taxes 5 Years	Class N Return Before Taxes 10 Years	Class N Return Before Taxes Inception Date	Class N Russell 2000® Value Index (reflects no deduction for expenses, fees, or taxes) 1 Year	Class N Russell 2000® Value Index (reflects no deduction for expenses, fees, or taxes) 5 Years	Class N Russell 2000® Value Index (reflects no deduction for expenses, fees, or taxes) 10 Years	Class R Return Before Taxes 1 Year	Class R Return Before Taxes 5 Years	Class R Return Before Taxes 10 Years	Class R Return Before Taxes Inception Date	Class R Russell 2000® Value Index (reflects no deduction for expenses, fees, or taxes) 1 Year	Class R Russell 2000® Value Index (reflects no deduction for expenses, fees, or taxes) 5 Years	Class R Russell 2000® Value Index (reflects no deduction for expenses, fees, or taxes) 10 Years	Class T Return Before Taxes 1 Year	Class T Return Before Taxes 5 Years	Class T Return Before Taxes 10 Years	Class T Return Before Taxes Inception Date	Class T Return After Taxes on Distributions 1 Year	Class T Return After Taxes on Distributions 5 Years	Class T Return After Taxes on Distributions 10 Years	Class T Return After Taxes on Distributions Inception Date	Class T Return After Taxes on Distributions and Sale of Fund Shares 1 Year	Class T Return After Taxes on Distributions and Sale of Fund Shares 5 Years	Class T Return After Taxes on Distributions and Sale of Fund Shares 10 Years	Class T Return After Taxes on Distributions and Sale of Fund Shares Inception Date	Class T Russell 2000® Value Index (reflects no deduction for expenses, fees, or taxes) 1 Year	Class T Russell 2000® Value Index (reflects no deduction for expenses, fees, or taxes) 5 Years	Class T Russell 2000® Value Index (reflects no deduction for expenses, fees, or taxes) 10 Years
Total	18.48%	[1]	7.15%	[1]	9.22%	[1]	[1]	22.39%	6.99%	10.56%	24.03%	[2]	7.81%	[2]	9.15%	[2]	[2]	22.39%	6.99%	10.56%	25.62%	8.39%	9.81%		22.39%	6.99%	10.56%	26.11%	8.80%	10.24%		22.39%	6.99%	10.56%	26.31%	8.92%	10.30%		22.39%	6.99%	10.56%	25.33%	8.11%	9.54%		22.39%	6.99%	10.56%	26.03%	8.67%	10.09%		25.78%	6.83%	7.93%		15.58%	6.42%	7.69%		22.39%	6.99%	10.56%

[1]	Calculated assuming maximum permitted sales loads.
[2]	The one year return is calculated to include the contingent deferred sales charge.